Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements Of Financial Position (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash at bank	¥ 43,882,127	¥ 34,743,188	¥ 24,158,568
Financial assets at fair value through profit or loss	29,089,447	31,023,211
Financial assets at amortized cost	4,716,448	3,784,613
Accounts and other receivables and contract assets	15,758,135	22,344,773
Investments accounted for using the equity method	39,271	459,496
Total assets	349,262,807	360,433,486
LIABILITIES
Borrowings	36,915,513	25,927,417
Accounts and other payables and contract liabilities	12,198,654	8,814,255
Convertible promissory note payable	5,164,139	10,669,498
Optionally convertible promissory notes	8,142,908	7,405,103
Other liabilities	2,000,768	2,315,948
Total liabilities	254,476,132	265,874,283
EQUITY
Share capital	75	75
Share premium	32,073,874	33,365,786
Treasury shares	(5,642,769)	(5,560,104)
Other reserves	2,158,432	9,304,995	7,418,710	¥ 4,582,291
Retained earnings	64,600,234	55,942,943
Total equity	94,786,675	94,559,203	83,151,321	¥ 48,145,417
Total liabilities and equity	349,262,807	360,433,486
Parent [member]
ASSETS
Cash at bank	1,644,302	1,813,616
Financial assets at fair value through profit or loss	767,636	383,888
Financial assets at amortized cost	155,602	8,846,623
Accounts and other receivables and contract assets	1,627,343	4,641,662
Investments accounted for using the equity method	106,288,653	95,872,302	¥ 77,536,740
Total assets	110,483,536	111,558,091
LIABILITIES
Borrowings	139,054	319,926
Accounts and other payables and contract liabilities	3,803,643	74,928
Convertible promissory note payable	5,164,139	10,669,498
Optionally convertible promissory notes	8,142,908	7,405,103
Other liabilities	43,946	34,941
Total liabilities	17,293,690	18,504,396
EQUITY
Share capital	75	75
Share premium	32,073,874	33,365,786
Treasury shares	(5,642,769)	(5,560,104)
Other reserves	2,158,432	9,304,995
Retained earnings	64,600,234	55,942,943
Total equity	93,189,846	93,053,695
Total liabilities and equity	¥ 110,483,536	¥ 111,558,091